Net Investment Income	12 Months Ended
Mar. 31, 2023
Text block [abstract]
Net Investment Income
31	NET INVESTMENT INCOME
Net investment income for the fiscal years ended March 31, 2023, 2022 and 2021 consisted of the following:

	For the fiscal year ended March 31,
	2023	2022	2021

	(In millions)
Net gain (loss) from disposal of debt instruments	¥(89,150)	¥(29,546)	¥79,711
Dividend income	104,761	95,290	74,109

Total net investment income	¥15,611	¥65,744	¥153,820

Dividend income from equity instruments at fair value through other comprehensive income which were derecognized during the fiscal years ended March 31, 2023, 2022 and 2021 were ¥1,150 million, ¥1,805 million and ¥1,027 million, respectively.